SEGMENTED INFORMATION - Asset Allocation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of products and services [line items]
Revenue	$ 16,924	$ 13,276	$ 32,132	$ 25,907
Assets	286,336		286,336		$ 256,281
United States
Disclosure of products and services [line items]
Revenue	4,228	2,130	7,731	4,094
Assets	135,379		135,379		128,808
United Kingdom
Disclosure of products and services [line items]
Revenue	1,393	1,596	3,229	3,264
Assets	29,014		29,014		27,850
United Kingdom
Disclosure of products and services [line items]
Revenue	5,553	6,008	10,868	11,397
Assets	24,619		24,619		23,093
Brazil
Disclosure of products and services [line items]
Revenue	1,020	944	1,946	2,127
Assets	24,321		24,321		22,539
Other Europe
Disclosure of products and services [line items]
Revenue	1,518	536	2,660	994
Assets	18,838		18,838		13,250
Australia
Disclosure of products and services [line items]
Revenue	1,423	1,069	2,471	2,129
Assets	18,239		18,239		13,309
Other Asia
Disclosure of products and services [line items]
Revenue	702	286	1,221	563
Assets	15,583		15,583		10,479
Colombia
Disclosure of products and services [line items]
Revenue	499	346	1,000	614
Assets	10,139		10,139		9,862
Other
Disclosure of products and services [line items]
Revenue	588	$ 361	1,006	$ 725
Assets	$ 10,204		$ 10,204		$ 7,091